Provisions, contingencies and commitments - Disclosure of Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 170	€ 134
Additional provisions recognised	103	124
Unused amounts reversed	(20)	(13)
Utilised during the period	(94)	(76)
Translation	0	1
Ending balance	159	170
Non-current	45	55
Current	114	115
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	137	103
Additional provisions recognised	78	115
Unused amounts reversed	(10)	(8)
Utilised during the period	(89)	(74)
Translation	0	1
Ending balance	116	137
Non-current	26
Current	90
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	24	20
Additional provisions recognised	1	7
Unused amounts reversed	(9)	(2)
Utilised during the period	(1)	(1)
Translation	0	0
Ending balance	15	24
Non-current	15
Current	0
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	9	11
Additional provisions recognised	24	2
Unused amounts reversed	(1)	(3)
Utilised during the period	(4)	(1)
Translation	0	0
Ending balance	28	€ 9
Non-current	4
Current	€ 24